Operating leases right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating leases right-of-use assets and lease liabilities
14. Operating leases right-of-use assets and lease liabilities:
The Company has entered into various non-cancellable operating lease agreements primarily for its manufacturing facilities and offices. The Company's leases have lease terms expiring between 2025 and 2038. Many leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. The average remaining lease term is approximately six years and the present value of the outstanding operating lease liability was determined by applying a weighted average discount rate of 3.0% based on incremental borrowing rates applicable in each location. During the year ended December 31, 2024, the Company recognized additional right-of-use assets of $1,004 in exchange for operating lease liabilities (December 31, 2023 - $1,657).
The components of lease cost are as follows:

	Years ended December 31,
	2024	2023
Amortization of right-of-use assets	$2,691	$3,041
Interest	579	666
Total lease cost	$3,270	$3,707

The maturities of lease liabilities as of December 31, 2024 are as follows:

2025	$2,624
2026	2,549
2027	2,489
2028	2,235
2029	668
Thereafter	11,052
Total undiscounted cash flows	21,617
Less: imputed interest	2,560
Present value of operating lease liabilities	19,057
Less: current portion	2,624
Long-term operating lease liabilities	$16,433